Trade and Other Current Payables	12 Months Ended
Dec. 31, 2017
Trade And Other Payables [Abstract]
Trade and Other Current Payables
21.	TRADE AND OTHER CURRENT PAYABLES.

The detail of Trade and Other Current Payables as of December 31, 2017 and 2016, is as follows:

	Current		Non-current
	12-31-2017	12-31-2016	12-31-2017	12-31-2016
Trade and other payables	ThCh$	ThCh$	ThCh$	ThCh$
Energy suppliers (*)	172,042,187	140,739,018	—	—
Fuel and gas suppliers	13,300,051	18,024,696	—	—
Subtotal Trade Payables	185,342,238	158,763,714	—	—
Other Payables
Dividends payable to third parties	95,150,149	97,094,197	—	—
Payables for goods and services	170,859,517	166,241,384	4,485	40,256
Payable for assets acquisition	71,248,286	74,869,722	—	—
Warranty deposits	402,107	378,562	—
Taxes payables other than income tax	17,648,643	11,581,921	—	—
VAT debit	25,766,224	22,396,497	—	—
Accounts payable to staff	27,466,888	28,952,388	—	—
Other payables	614,554	1,226,898	655,339	1,442,857
Subtotal Other Payables	409,156,368	402,741,569	659,824	1,483,113
Total	594,498,606	561,505,283	659,824	1,483,113

(*) As of December 31, 2017, Enel Distribución Chile S.A. has accrued ThCh$ 4,501,709 (ThCh$4,367,657 as of December 31, 2016) for payable expenses to generation companies due to delays in the publication of the decrees on Short-Term Node Prices and settlement of Average Node Prices.

See Note 19.4 for the description of the liquidity risk management policy.

The detail of trade payables, both non-past due and past due as of December 31, 2017 and 2016, are presented in Appendix 7.